UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: SEPTEMBER 30, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    DOLPHIN FINANCIAL PARTNERS, L.L.C.
Address: 96 CUMMINGS POINT ROAD

         STAMFORD, CT  06902

13F File Number:  28-11307

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      DONALD T. NETTER
Title:     MANAGER
Phone:     203-358-8000

Signature, Place, and Date of Signing:

     DONALD T. NETTER     STAMFORD, CT     November 13, 2008


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         2

Form13F Information Table Entry Total:     20

Form13F Information Table Value Total:     $23,102 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.  13F File Number               Name


     28-11255                      DOLPHIN HOLDINGS CORP
     28-11256                      DONALD T. NETTER

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACXIOM CORP                    COM              5125109       1818   144965          DEFINED 2              144965
CABLEVISION SYS CORP           CL A             12686C109     2050    81480          DEFINED 2               81480
CIRCUIT CITY STORES INC        COM              172737108      106   140000          DEFINED 2              140000
CORNELL COMPANIES INC          COM              219141108     1907    70156          DEFINED 2               70156
DILLARDS INC                   CL A             254067101      413    35000          DEFINED 2               35000
HARRIS CORP                    COM              413875105     2122    45920          DEFINED 2               45920
HUNTSMAN CORP                  COM              447011107     1250    99180          DEFINED 2               99180
I-MANY INC                     COM              44973Q103       16    22377          DEFINED 2               22377
INFOGROUP INC                  COM              45670G108     6318   955761          DEFINED 2              955761
JOHNSON OUTDOORS INC           CL A             479167108     1943   154200          DEFINED 2              154200
LANDRYS RESTAURANTS INC        COM              51508L103      867    55778          DEFINED 2               55778
LEAR CORP                      COM              521865105      588    56000          DEFINED 2               56000
MULTIMEDIA GAMES INC           COM              625453105      645   148900          DEFINED 2              148900
MULTIMEDIA GAMES INC           CALL             625453905       91    21100     C    DEFINED 2               21100
POINT BLANK SOLUTIONS INC      COM              730529104      248   359265          DEFINED 2              359265
TAKE TWO INTERACTIVE SOFTWARE  COM              874054109      321    19600          DEFINED 2               19600
TITANIUM METALS CORP           COM              888339207      794    70000          DEFINED 2               70000
TRONOX INC                     COM CL B         897051207       21   201964          DEFINED 2              201964
UNITED RENTALS INC             COM              911363109      493    32335          DEFINED 2               32335
VALERO ENERGY CORP             CALL             91913Y900     1091    36000     C    DEFINED 2               36000